Provisions (Tables)	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions
The movements in the provision for impairment of receivables were as follows:

	Year ended December 31, 2020	Six months ended June 30, 20201
	(in thousands)
At January 1,	$2,719	$2,724
Charge for the period	47	—
Utilized amounts	—	—
Unutilized amounts	(42)	—
At period end	$2,724	$2,724

	Post- employment benefits	Others	Total	Current	Non-current
	(in thousands)
At December 31, 2020	$1,155	$809	$1,964	$90	$1,874
Arising during the period	85	451	536
Released (used) during the period	—	(90)	(90)
Released (unused) during the period	—	(122)	(122)

At June 30, 2021	$1,240	$1,048	$2,288	$47	$2,241